5. GROUP STRUCTURE (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfGroupStructureLineItems [Line Items]
Revenue	$ 2,836	$ 2,920	$ 2,175
Cost of sales	(2,032)	(1,967)	(1,574)
Gross profit	804	953	601
Selling expenses	(148)	(171)	(127)
Administrative expenses	(174)	(206)	(198)
Exploration expenses	(9)	(1)	(2)
Other operating income	40	181	149
Other operating expenses	(86)	(200)	(103)
Operating income (loss)	751	670	368
Gain (loss) on monetary position	187	629	304
Financial income	96	99	62
Financial costs	(299)	(316)	(232)
Other financial results	113	(858)	(100)
Financial results, net	97	(446)	34
Income (loss) before income tax	848	224	402
Income tax	(48)	(17)	26
Profit (loss) of the year from discontinued operations	0	80	(50)
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Income tax	0	1	0
Exchange differences on translation	(15)	0	0
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Total comprehensive income (loss) of the year from discontinued operations	765	292	367
Total comprehensive income (loss) of the year from discontinued operations attributable to:
Discontinued operations	0	78	(55)
Total comprehensive income (loss) of the year attributable to from discontinued operations
Discontinued operations	$ 0	84	(62)
Oil and gas
DisclosureOfGroupStructureLineItems [Line Items]
Revenue		66	259
Cost of sales		(33)	(251)
Gross profit		33	8
Selling expenses		(2)	(8)
Administrative expenses		(1)	(6)
Exploration expenses			(1)
Other operating income		1	16
Other operating expenses		(6)	(8)
Result from the sale of share of profit and property, plant and equipment		44	0
Operating income (loss)		69	1
Gain (loss) on monetary position		7
Financial income		4	1
Financial costs		(1)	0
Other financial results		(4)	(10)
Financial results, net		6	(9)
Income (loss) before income tax		75	(8)
Income tax		(26)	(28)
Profit (loss) of the year from discontinued operations		49	(36)
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Income tax		(2)	2
Reclasification from exchange differences on translation		6
Exchange differences on translation		4	(16)
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Other comprehensive income (loss) of the year from discontinued operations		8	(14)
Total comprehensive income (loss) of the year from discontinued operations		57	(50)
Total comprehensive income (loss) of the year from discontinued operations attributable to:
Owners of the company		47	(41)
Non - controlling interest		2	5
Discontinued operations		49	(36)
Total comprehensive income (loss) of the year attributable to from discontinued operations
Owners of the company		53	(48)
Non - controlling interest		4	(2)
Discontinued operations		57	(50)
Refining and distribution
DisclosureOfGroupStructureLineItems [Line Items]
Revenue		422	728
Cost of sales		(361)	(618)
Gross profit		61	110
Selling expenses		(33)	(82)
Administrative expenses		(4)	(19)
Exploration expenses			0
Other operating income		6	10
Other operating expenses		(10)	(13)
Result from the sale of share of profit and property, plant and equipment		0	(28)
Operating income (loss)		20	(22)
Gain (loss) on monetary position		2
Financial income		1	1
Financial costs		0	(1)
Other financial results		22	(1)
Financial results, net		25	(1)
Income (loss) before income tax		45	(23)
Income tax		(14)	8
Profit (loss) of the year from discontinued operations		31	(15)
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Income tax		0	0
Reclasification from exchange differences on translation		0
Exchange differences on translation		0	0
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Other comprehensive income (loss) of the year from discontinued operations		0	0
Total comprehensive income (loss) of the year from discontinued operations		31	(15)
Total comprehensive income (loss) of the year from discontinued operations attributable to:
Owners of the company		31	(15)
Non - controlling interest		0	0
Discontinued operations		31	0
Total comprehensive income (loss) of the year attributable to from discontinued operations
Owners of the company		31	(15)
Non - controlling interest		0	0
Discontinued operations		31	(15)
Eliminations
DisclosureOfGroupStructureLineItems [Line Items]
Revenue		(90)	(296)
Cost of sales		91	297
Gross profit		1	1
Selling expenses		0	0
Administrative expenses		0	0
Exploration expenses			0
Other operating income		0	0
Other operating expenses		0	0
Result from the sale of share of profit and property, plant and equipment		0	0
Operating income (loss)		1	1
Gain (loss) on monetary position		(1)
Financial income		0	0
Financial costs		0	0
Other financial results		0	0
Financial results, net		(1)	0
Income (loss) before income tax		0	1
Income tax		0	0
Profit (loss) of the year from discontinued operations		0	1
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Income tax		0	0
Reclasification from exchange differences on translation		0
Exchange differences on translation		0	0
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Other comprehensive income (loss) of the year from discontinued operations		0	0
Total comprehensive income (loss) of the year from discontinued operations		0	1
Total comprehensive income (loss) of the year from discontinued operations attributable to:
Owners of the company		0	1
Non - controlling interest		0	0
Discontinued operations		0	1
Total comprehensive income (loss) of the year attributable to from discontinued operations
Owners of the company		0	1
Non - controlling interest		0	0
Discontinued operations		0	1
Total
DisclosureOfGroupStructureLineItems [Line Items]
Revenue		398	691
Cost of sales		(303)	(572)
Gross profit		95	119
Selling expenses		(35)	(90)
Administrative expenses		(5)	(25)
Exploration expenses			(1)
Other operating income		7	26
Other operating expenses		(16)	(21)
Result from the sale of share of profit and property, plant and equipment		44	(28)
Operating income (loss)		90	(20)
Gain (loss) on monetary position		8
Financial income		5	2
Financial costs		(1)	(1)
Other financial results		18	(11)
Financial results, net		30	(10)
Income (loss) before income tax		120	(30)
Income tax		(40)	(20)
Profit (loss) of the year from discontinued operations		80	(50)
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Income tax		(2)	2
Reclasification from exchange differences on translation		6
Exchange differences on translation		4	(16)
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Other comprehensive income (loss) of the year from discontinued operations		8	(14)
Total comprehensive income (loss) of the year from discontinued operations		88	(64)
Total comprehensive income (loss) of the year from discontinued operations attributable to:
Owners of the company		78	(55)
Non - controlling interest		2	5
Discontinued operations		80	(50)
Total comprehensive income (loss) of the year attributable to from discontinued operations
Owners of the company		84	(62)
Non - controlling interest		4	(2)
Discontinued operations		$ 88	$ (64)